FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2026
Financial Instruments [Abstract]
Schedule of Financial Assets
The Company has classified its financial instruments as follows:

As at	March 31, 2026	March 31, 2025
		Restated - Note 2
	$	$
Financial assets, measured at fair value:
Cash	157,258	93,922
Financial assets, measured at amortized cost:
Accounts receivable	507	491
Financial liabilities, measured at amortized cost:
Accounts payable and accrued liabilities	19,377	14,900

Schedule of Financial Liabilities
The Company has classified its financial instruments as follows:

As at	March 31, 2026	March 31, 2025
		Restated - Note 2
	$	$
Financial assets, measured at fair value:
Cash	157,258	93,922
Financial assets, measured at amortized cost:
Accounts receivable	507	491
Financial liabilities, measured at amortized cost:
Accounts payable and accrued liabilities	19,377	14,900

Schedule of Financial Assets and Liabilities Currency Risk Fluctuations
At March 31, 2026 the Company had the following balances in monetary assets and monetary liabilities which are subject to fluctuation against USD:

Denominated in:	CAD 000s	GBP 000s	EUR 000s
Cash	1,889	559	228
Accounts receivable	25	—	—
Accounts payable and accrued liabilities	(1,470)	(229)	(177)
	444	330	51
Foreign currency rate	0.7174	1.3221	1.1483
Equivalent in U.S. dollars	319	436	59
Impact of 10% change in exchange rate	32	44	6